Other Income, Net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Other Income and Expense [Line Items]
Impairment loss	$ 23,200	$ 215	[1]	$ 384	[1]	$ 23,154	[1]
Sogou [Member]
Other Income and Expense [Line Items]
Cash proceeds from operating lease		$ 12,300		$ 12,100		$ 8,400

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.